Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related Party Transactions
1 9 .	RELATED-PARTY TRANSACTIONS
The Company utilizes a professional services firm to perform accounting and tax services for the Company. Trusts whose beneficiaries are the children of a partner of the firm hold shares of our Class V voting stock. Fees paid to the firm were $0 and $90 during the three months ended September 30, 2022 and 2021, respectively; and $31 and $378 during the nine months ended September 30, 2022 and 2021, respectively. Amounts due to the firm as of September 30, 2022 and December 31, 2021 were $
0 and $0, respectively.
A former employee of the Company is the beneficiary of a trust which holds shares of our Class V voting stock, as well as being the child of the Company’s founder who beneficially owns shares of our Class V voting stock. Compensation paid to the former employee was $0 and $50 for the three months ended September 30, 2022 and 2021, respectively, and $100 and $147 for the nine months ended September 30, 2022 and 2021, respectively. Amounts due to the former employee were $0 and $0 as of September 30, 2022 and December 31, 2021,
respectively.

In addition to their previous employment by the Company, the above referenced former employee also owns a clinic which was a customer of the Company. Revenues recognized from sales to this customer were $
96 and $197
 for the three months ended September 30, 2022 and 2021, respectively, and $456 and $544 for the nine months ended September 30, 2022 and 2021, respectively. Amounts due from this customer were $
0 and $0
 as of September 30, 2022 and December 31, 2021,
respectively.
A former employee
of the Company is the spouse of the Company’s founder who beneficially owns shares of our Class V voting stock. Compensation paid to the former employee was $
43 and $75
 for the three months ended September 30, 2022 and 2021, respectively, and $158 and $228 for the nine months ended September 30, 2022 and 2021, respectively. Amounts due to the former employee were $1 and $0 as of September 30, 2022 and December 31, 2021, respectively.
The Company purchases dietary supplements inventories from a vendor in which the Company’s founder holds a minority interest. Inventory purchases from this vendor were $419 and $259 for the three months ended September 30, 2022 and 2021, respectively, and $1,153 and $651 for the nine months ended September 30, 2022 and 2021, respectively. Amounts due to the vendor were $419 and $0 as of September 30, 2022 and December 31, 2021, respectively.
The Company’s founder has personally guaranteed the Company’s performance under its lease agreement for its primary headquarters. Under this guaranty, the Company’s lessor may seek recovery of amounts owed from the founder in an event of default, regardless of whether they have sought recovery from the Company.
On May 18, 2022, BioTE Medical and Dr. Gary S. Donovitz entered into a founder advisory agreement, effective as of, and contingent upon, the Closing. Pursuant to the founder advisory agreement, Dr. Gary S. Donovitz transitioned from an officer and manager of BioTE Medical into the role of Founder Advisor and Senior Advisor (as defined in the founder advisory agreement) as of the Closing. Pursuant to the founder advisory agreement, Dr. Gary S. Donovitz provides strategic advisory services to BioTE Medical for a period of four years from the Closing, unless terminated earlier pursuant to the terms of the founder advisory agreement, and will receive an annual fee equal to $300 per year, continued coverage under BioTE Medical’s employee benefits and reimbursement for reasonable and pre-approved
business expenses.
On May 18, 2022, BioTE Medical entered into an independent contractor agreement with Lani D. Consulting, a company affiliated with Lani Hammonds Donovitz, the wife of Dr. Gary S. Donovitz (the “New Independent Contractor Agreement”). Immediately upon the Closing, the New Independent Contractor Agreement replaced the independent contractor agreement dated as of May 3, 2021, between Lani D. Consulting and BioTE Medical. Pursuant to the New Independent Contractor Agreement, Lani D. Consulting provides certain services to BioTE Medical for a period of four years from the Closing, unless terminated earlier pursuant to the terms of the New Independent Contractor Agreement, and will receive an annual fee equal to $250 per year and reimbursement for reasonable and pre-approved
business expenses. BioTE Medical terminated Ms. Donovitz for cause, effective September 9, 2022.

13. RELATED-PARTY TRANSACTIONS
The Company utilizes a professional services firm to perform accounting and tax services for the Company. The Company’s Class AAA units are entirely held by trusts whose beneficiaries are the children of a partner of the firm. Fees paid to the firm were $456 and $532 during the years ended December 31, 2021 and 2020, respectively. Amounts due to the firm as of December 31, 2021 and 2020 were $0 and $7, respectively.
An employee and member of our Medical Advisory Board, is the beneficiary of a trust which holds approximately 51% of the Company’s Class AA units as well as being the child of the Company’s founder, chairman, and beneficial owner of the Company’s Class A units. Compensation paid to the employee was $201 and $182 for the years ended December 31, 2021 and 2020, respectively. Amounts due to the employee were $0 and $5 as of December 31, 2021 and 2020, respectively.

In addition to their employment by the Company, the above referenced employee owns a clinic which is a customer of the Company. Revenues recognized from sales to this customer were $744 and $615 for the years ended December 31, 2021 and 2020, respectively. Amounts due from this customer were $57 and $57 as of December 31, 2021 and 2020 respectively.
An employee of the Company is the spouse of the Company’s founder, chairman, and beneficial owner of the Company’s Class A units. Compensation paid to the employee was $285 and $196 for the years ended December 31, 2021 and 2020, respectively. Amounts due to the employee were $0 as of December 31, 2021 and 2020.
The Company purchases dietary supplement inventories from a vendor in which the Company’s founder holds a minority interest. Inventory purchases from this vendor were $888 and $584 for the years ended December 31, 2021 and 2020, respectively. Amounts due to the vendor were $0 and $52 as of December 31, 2021 and 2020, respectively.
The Company’s founder and chairman has personally guaranteed the Company’s performance under their lease agreement for their primary headquarters. Under this guaranty, the Company’s lessor may seek recovery of amounts owed from the founder in an event of default, regardless of whether they have sought recovery from the Company.